GOLDMAN SACHS MARKETBETA® U.S. 1000 EQUITY ETF

Schedule of Investments

November 30, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – 99.7%
Communication Services – 7.2%
23,642	Activision Blizzard, Inc.	$ 1,748,326
199,941	Alphabet, Inc., Class A*	20,192,042
179,499	Alphabet, Inc., Class C*	18,210,174
17,231	AMC Entertainment Holdings, Inc., Class A*	124,580
237,859	AT&T, Inc.	4,585,922
2,856	Bumble, Inc., Class A*	69,572
194	Cable One, Inc.	140,512
3,395	Charter Communications, Inc., Class A*	1,328,430
146,214	Comcast Corp., Class A	5,357,281
8,323	DISH Network Corp., Class A*	133,584
9,240	Electronic Arts, Inc.	1,208,407
4,423	Endeavor Group Holdings, Inc., Class A*	97,262
10,141	Fox Corp., Class A	329,076
4,599	Fox Corp., Class B	140,362
8,132	Frontier Communications Parent, Inc.*	209,562
2,616	IAC, Inc.*	135,744
12,940	Interpublic Group of Cos., Inc. (The)	444,618
3,792	Iridium Communications, Inc.*	201,355
566	Liberty Broadband Corp., Class A*	51,053
4,149	Liberty Broadband Corp., Class C*	376,978
785	Liberty Media Corp.-Liberty Formula One, Class A*	43,152
6,452	Liberty Media Corp.-Liberty Formula One, Class C*	393,185
2,538	Liberty Media Corp.-Liberty SiriusXM, Class A*	111,215
5,586	Liberty Media Corp.-Liberty SiriusXM, Class C*	244,834
5,179	Live Nation Entertainment, Inc.*	376,824
34,250	Lumen Technologies, Inc.	187,348
9,412	Match Group, Inc.*	475,871
75,815	Meta Platforms, Inc., Class A*	8,953,752
14,627	Netflix, Inc.*	4,468,987
5,168	New York Times Co. (The), Class A	189,407
12,783	News Corp., Class A	244,795
3,936	News Corp., Class B	76,555
1,234	Nexstar Media Group, Inc.	233,917
6,769	Omnicom Group, Inc.	539,895
306	Paramount Global, Class A	7,001
19,355	Paramount Global, Class B	388,648
19,324	Pinterest, Inc., Class A*	491,216

Shares	Description	Value

Common Stocks – (continued)
Communication Services – (continued)
4,963	Playtika Holding Corp.*	$ 46,900
11,289	ROBLOX Corp., Class A*	358,652
4,019	Roku, Inc.*	238,608
22,608	Sirius XM Holdings, Inc.	146,726
34,546	Snap, Inc., Class A*	356,169
3,965	Spotify Technology SA*	314,900
5,476	Take-Two Interactive Software, Inc.*	578,758
21,044	T-Mobile US, Inc.*	3,187,324
14,698	Trade Desk, Inc. (The), Class A*	766,354
140,297	Verizon Communications, Inc.	5,468,777
60,860	Walt Disney Co. (The)*	5,956,368
73,813	Warner Bros Discovery, Inc.*	841,468
3,934	Warner Music Group Corp., Class A	134,818
1,420	World Wrestling Entertainment, Inc., Class A	113,430
1,512	Ziff Davis, Inc.*	139,497
9,792	ZoomInfo Technologies, Inc.*	280,051

		91,440,242

Consumer Discretionary – 10.7%
6,998	ADT, Inc.	65,361
1,998	Advance Auto Parts, Inc.	301,678
12,093	Airbnb, Inc., Class A*	1,235,179
296,690	Amazon.com, Inc.*	28,642,453
8,999	Aptiv PLC*	959,923
8,472	Aramark	352,435
2,802	Autoliv, Inc. (Sweden)	247,697
1,537	AutoNation, Inc.*	190,450
648	AutoZone, Inc.*	1,671,192
7,422	Bath & Body Works, Inc.	315,435
6,690	Best Buy Co., Inc.	570,657
1,323	Booking Holdings, Inc.*	2,751,112
7,868	BorgWarner, Inc.	334,469
2,548	Boyd Gaming Corp.	156,269
1,910	Bright Horizons Family Solutions, Inc.*	141,722
2,462	Brunswick Corp.	182,680
2,180	Burlington Stores, Inc.*	426,582
6,846	Caesars Entertainment, Inc.*	347,845
4,503	Capri Holdings Ltd.*	258,247
5,258	CarMax, Inc.*	364,695
32,407	Carnival Corp.*	321,802
3,227	Carvana Co.*	24,880

GOLDMAN SACHS MARKETBETA® U.S. 1000 EQUITY ETF

Schedule of Investments (continued)

November 30, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Consumer Discretionary – (continued)
2,968	Chewy, Inc., Class A*	$ 128,010
921	Chipotle Mexican Grill, Inc.*	1,498,430
1,248	Choice Hotels International, Inc.	153,779
1,125	Churchill Downs, Inc.	249,705
1,079	Columbia Sportswear Co.	96,668
27,774	Coupang, Inc. (South Korea)*	541,038
1,978	Crocs, Inc.*	199,778
4,072	Darden Restaurants, Inc.	598,543
875	Deckers Outdoor Corp.*	349,020
1,769	Dick’s Sporting Goods, Inc.	211,537
7,520	Dollar General Corp.	1,922,714
7,003	Dollar Tree, Inc.*	1,052,481
1,192	Domino’s Pizza, Inc.	463,366
8,448	DoorDash, Inc., Class A*	492,096
10,717	D.R. Horton, Inc.	921,662
12,668	DraftKings, Inc., Class A*	194,074
1,149	Dutch Bros, Inc., Class A*	43,363
18,318	eBay, Inc.	832,370
4,201	Etsy, Inc.*	554,910
5,055	Expedia Group, Inc.*	540,076
1,808	Five Below, Inc.*	290,835
3,315	Floor & Decor Holdings, Inc., Class A*	247,398
131,735	Ford Motor Co.	1,831,116
1,407	Fox Factory Holding Corp.*	149,283
8,612	GameStop Corp., Class A*	225,721
7,676	Gap, Inc. (The)	111,609
5,161	Garmin Ltd.	479,921
46,868	General Motors Co.	1,900,966
7,841	Gentex Corp.	226,605
4,644	Genuine Parts Co.	851,385
5,248	H&R Block, Inc.	229,390
4,435	Harley-Davidson, Inc.	209,022
4,333	Hasbro, Inc.	272,199
8,998	Hilton Worldwide Holdings, Inc.	1,283,295
34,180	Home Depot, Inc. (The)	11,073,978
1,622	Hyatt Hotels Corp., Class A*	162,719
3,834	Kohl’s Corp.	122,995
11,032	Las Vegas Sands Corp.*	516,739
1,978	Lear Corp.	285,307
4,326	Leggett & Platt, Inc.	154,049
8,353	Lennar Corp., Class A	733,644

Shares	Description	Value

Common Stocks – (continued)
Consumer Discretionary – (continued)
486	Lennar Corp., Class B	$ 35,288
2,953	Levi Strauss & Co., Class A	48,813
3,113	Light & Wonder, Inc.*	201,629
899	Lithia Motors, Inc.	215,140
8,680	LKQ Corp.	471,584
20,636	Lowe’s Cos., Inc.	4,386,182
18,844	Lucid Group, Inc.*	191,078
4,073	Lululemon Athletica, Inc.*	1,549,003
8,941	Macy’s, Inc.	210,113
9,558	Marriott International, Inc., Class A	1,580,415
1,208	Marriott Vacations Worldwide Corp.	179,968
11,739	Mattel, Inc.*	214,002
24,573	McDonald’s Corp.	6,703,269
1,608	MercadoLibre, Inc. (Brazil)*	1,497,024
10,551	MGM Resorts International	388,910
1,770	Mohawk Industries, Inc.*	179,354
720	Murphy USA, Inc.	212,983
12,647	Newell Brands, Inc.	164,032
41,623	NIKE, Inc., Class B	4,565,627
13,944	Norwegian Cruise Line Holdings Ltd.*	229,239
103	NVR, Inc.*	477,818
2,093	O’Reilly Automotive, Inc.*	1,809,482
5,200	Penn Entertainment, Inc.*	182,988
855	Penske Automotive Group, Inc.	108,115
2,807	Planet Fitness, Inc., Class A*	219,957
1,871	Polaris, Inc.	213,406
1,283	Pool Corp.	422,633
7,685	PulteGroup, Inc.	344,134
2,149	PVH Corp.	144,370
7,480	QuantumScape Corp.*	56,025
1,305	Ralph Lauren Corp.	147,622
612	RH*	175,540
17,096	Rivian Automotive, Inc., Class A*	547,756
11,369	Ross Stores, Inc.	1,337,790
7,259	Royal Caribbean Cruises Ltd.*	435,032
5,084	Service Corp. International	363,252
4,418	Skechers USA, Inc., Class A*	186,307
37,536	Starbucks Corp.	3,836,179
8,050	Tapestry, Inc.	304,049
15,334	Target Corp.	2,561,851
5,598	Tempur Sealy International, Inc.	177,848

GOLDMAN SACHS MARKETBETA® U.S. 1000 EQUITY ETF

Schedule of Investments (continued)

November 30, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Consumer Discretionary – (continued)
87,560	Tesla, Inc.*	$ 17,047,932
2,220	Texas Roadhouse, Inc.	220,490
1,708	Thor Industries, Inc.	147,127
36,164	TJX Cos., Inc. (The)	2,894,928
3,521	Toll Brothers, Inc.	168,691
1,076	TopBuild Corp.*	165,790
3,697	Tractor Supply Co.	836,668
1,685	Ulta Beauty, Inc.*	783,255
6,281	Under Armour, Inc., Class A*	62,810
6,480	Under Armour, Inc., Class C*	56,506
1,331	Vail Resorts, Inc.	342,786
11,642	VF Corp.	382,090
2,498	Wayfair, Inc., Class A*	91,527
5,545	Wendy’s Co. (The)	125,095
1,809	Whirlpool Corp.	265,073
2,201	Williams-Sonoma, Inc.	257,297
2,966	Wyndham Hotels & Resorts, Inc.	217,467
3,439	Wynn Resorts Ltd.*	287,707
13,410	Yum China Holdings, Inc. (China)	739,159
9,499	Yum! Brands, Inc.	1,222,141

		135,854,905

Consumer Staples – 6.5%
5,347	Albertsons Cos., Inc., Class A	112,020
60,100	Altria Group, Inc.	2,799,458
18,614	Archer-Daniels-Midland Co.	1,814,865
4,460	BJ’s Wholesale Club Holdings, Inc.*	335,570
311	Boston Beer Co., Inc. (The), Class A*	119,539
1,630	Brown-Forman Corp., Class A	118,974
10,194	Brown-Forman Corp., Class B	744,366
4,997	Bunge Ltd.	523,885
6,624	Campbell Soup Co.	355,510
1,240	Casey’s General Stores, Inc.	301,345
1,345	Celsius Holdings, Inc.*	149,752
8,101	Church & Dwight Co., Inc.	663,229
4,093	Clorox Co. (The)	608,424
129,538	Coca-Cola Co. (The)	8,239,912
156	Coca-Cola Consolidated, Inc.	76,721
27,815	Colgate-Palmolive Co.	2,155,106
15,982	Conagra Brands, Inc.	606,996
4,822	Constellation Brands, Inc., Class A	1,240,942

Shares	Description	Value

Common Stocks – (continued)
Consumer Staples – (continued)
14,753	Costco Wholesale Corp.	$ 7,955,555
11,936	Coty, Inc., Class A*	93,936
5,299	Darling Ingredients, Inc.*	380,627
7,109	Estee Lauder Cos., Inc. (The), Class A	1,676,231
5,873	Flowers Foods, Inc.	176,484
19,775	General Mills, Inc.	1,686,807
4,893	Hershey Co. (The)	1,150,687
9,517	Hormel Foods Corp.	447,299
2,108	Ingredion, Inc.	206,521
3,356	J M Smucker Co. (The)	516,858
8,657	Kellogg Co.	631,528
28,558	Keurig Dr Pepper, Inc.	1,104,338
11,263	Kimberly-Clark Corp.	1,527,601
26,036	Kraft Heinz Co. (The)	1,024,517
21,976	Kroger Co. (The)	1,080,999
4,764	Lamb Weston Holdings, Inc.	413,992
664	Lancaster Colony Corp.	137,541
8,300	McCormick & Co., Inc.	706,994
5,882	Molson Coors Beverage Co., Class B	324,157
45,655	Mondelez International, Inc., Class A	3,086,735
12,554	Monster Beverage Corp.*	1,291,304
2,866	Olaplex Holdings, Inc.*	17,110
46,030	PepsiCo, Inc.	8,539,025
5,109	Performance Food Group Co.*	311,547
51,697	Philip Morris International, Inc.	5,152,640
1,445	Pilgrim’s Pride Corp.*	37,801
1,802	Post Holdings, Inc.*	168,685
79,755	Procter & Gamble Co. (The)	11,896,256
1,811	Reynolds Consumer Products, Inc.	57,880
16,763	Sysco Corp.	1,450,167
9,531	Tyson Foods, Inc., Class A	631,715
6,802	US Foods Holding Corp.*	248,817
23,841	Walgreens Boots Alliance, Inc.	989,402
46,979	Walmart, Inc.	7,160,539

		83,248,909

Energy – 5.1%
8,982	Antero Resources Corp.*	328,292
10,873	APA Corp.	509,400
33,615	Baker Hughes Co.	975,507
8,278	Cheniere Energy, Inc.	1,451,630

GOLDMAN SACHS MARKETBETA® U.S. 1000 EQUITY ETF

Schedule of Investments (continued)

November 30, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Energy – (continued)
3,827	Chesapeake Energy Corp.	$ 396,095
64,108	Chevron Corp.	11,751,637
1,306	Chord Energy Corp.	199,204
2,426	Civitas Resources, Inc.	163,415
42,469	ConocoPhillips	5,245,346
25,745	Coterra Energy, Inc.	718,543
21,705	Devon Energy Corp.	1,487,227
5,908	Diamondback Energy, Inc.	874,502
3,230	DT Midstream, Inc.	194,866
19,516	EOG Resources, Inc.	2,769,906
11,197	EQT Corp.	474,865
138,795	Exxon Mobil Corp.	15,453,435
27,943	Halliburton Co.	1,058,760
9,327	Hess Corp.	1,342,249
1,430	Hess Midstream LP, Class A	44,659
5,177	HF Sinclair Corp.	322,734
65,813	Kinder Morgan, Inc.	1,258,345
22,564	Marathon Oil Corp.	691,135
16,595	Marathon Petroleum Corp.	2,021,437
3,682	Matador Resources Co.	244,338
4,924	Murphy Oil Corp.	232,413
1,611	New Fortress Energy, Inc.	82,000
13,031	NOV, Inc.	292,676
31,053	Occidental Petroleum Corp.	2,157,873
14,832	ONEOK, Inc.	992,557
8,464	Ovintiv, Inc.	471,953
3,176	PDC Energy, Inc.	236,040
16,025	Phillips 66	1,737,751
7,564	Pioneer Natural Resources Co.	1,785,028
8,472	Range Resources Corp.	244,587
47,166	Schlumberger Ltd.	2,431,407
4,025	SM Energy Co.	173,518
37,039	Southwestern Energy Co.*	256,310
7,425	Targa Resources Corp.	552,346
203	Texas Pacific Land Corp.	526,286
13,113	Valero Energy Corp.	1,752,159
2,476	Viper Energy Partners LP	81,782
40,590	Williams Cos., Inc. (The)	1,408,473

		65,392,686

Shares	Description	Value

Common Stocks – (continued)
Financials – 11.5%
1,263	Affiliated Managers Group, Inc.	$ 202,610
19,193	Aflac, Inc.	1,380,552
17,305	AGNC Investment Corp. REIT	172,877
8,854	Allstate Corp. (The)	1,185,551
9,192	Ally Financial, Inc.	248,276
18,364	American Express Co.	2,893,983
2,398	American Financial Group, Inc.	341,044
25,356	American International Group, Inc.	1,600,217
3,600	Ameriprise Financial, Inc.	1,195,020
15,564	Annaly Capital Management, Inc. REIT	337,272
6,710	Aon PLC, Class A	2,068,559
14,303	Apollo Global Management, Inc.	992,485
11,912	Arch Capital Group Ltd.*	713,648
5,058	Ares Management Corp., Class A	396,497
6,949	Arthur J Gallagher & Co.	1,383,615
1,758	Assurant, Inc.	225,411
233,817	Bank of America Corp.	8,849,973
24,355	Bank of New York Mellon Corp. (The)	1,117,894
43,288	Berkshire Hathaway, Inc., Class B*	13,791,557
4,665	BlackRock, Inc.	3,340,140
23,217	Blackstone, Inc.	2,125,052
14,768	Blue Owl Capital, Inc.	166,878
870	BOK Financial Corp.	91,098
7,769	Brown & Brown, Inc.	462,955
12,645	Capital One Financial Corp.	1,305,470
8,448	Carlyle Group, Inc. (The)	263,324
3,527	Cboe Global Markets, Inc.	447,365
50,943	Charles Schwab Corp. (The)	4,204,835
12,962	Chubb Ltd.	2,846,326
5,175	Cincinnati Financial Corp.	574,218
64,590	Citigroup, Inc.	3,126,802
16,445	Citizens Financial Group, Inc.	696,939
11,937	CME Group, Inc.	2,106,880
869	CNA Financial Corp.	37,002
4,748	Coinbase Global, Inc., Class A*	217,126
4,337	Comerica, Inc.	311,136
3,642	Commerce Bancshares, Inc.	272,859
206	Credit Acceptance Corp.*	97,636
1,979	Cullen/Frost Bankers, Inc.	287,094
9,009	Discover Financial Services	976,215
4,672	East West Bancorp, Inc.	328,021

GOLDMAN SACHS MARKETBETA® U.S. 1000 EQUITY ETF

Schedule of Investments (continued)

November 30, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Financials – (continued)
12,503	Equitable Holdings, Inc.	$ 396,845
840	Erie Indemnity Co., Class A	237,208
3,490	Essent Group Ltd.	139,914
1,297	Everest Re Group Ltd.	438,308
1,268	FactSet Research Systems, Inc.	584,916
8,755	Fidelity National Financial, Inc.	353,352
22,769	Fifth Third Bancorp	827,881
3,324	First American Financial Corp.	181,657
396	First Citizens BancShares, Inc., Class A	323,318
4,569	First Financial Bankshares, Inc.	168,825
17,620	First Horizon Corp.	437,857
2,722	First Interstate BancSystem, Inc., Class A	118,734
6,063	First Republic Bank	773,699
9,511	Franklin Resources, Inc.	254,990
3,682	Glacier Bancorp, Inc.	213,188
2,969	Globe Life, Inc.	356,161
11,350	Goldman Sachs Group, Inc. (The)(a)	4,382,803
1,071	Hanover Insurance Group, Inc. (The)	157,758
10,750	Hartford Financial Services Group, Inc. (The)	820,977
1,657	Houlihan Lokey, Inc.	162,966
47,373	Huntington Bancshares, Inc.	733,334
3,268	Interactive Brokers Group, Inc., Class A	262,420
18,474	Intercontinental Exchange, Inc.	2,000,919
14,955	Invesco Ltd.	285,790
4,421	Janus Henderson Group PLC	111,807
5,429	Jefferies Financial Group, Inc.	206,248
96,865	JPMorgan Chase & Co.	13,384,806
31,031	KeyCorp	583,693
722	Kinsale Capital Group, Inc.	222,528
24,217	KKR & Co., Inc.	1,257,347
3,621	Lazard Ltd., Class A	132,565
5,140	Lincoln National Corp.	200,152
6,706	Loews Corp.	389,954
2,569	LPL Financial Holdings, Inc.	608,108
5,772	M&T Bank Corp.	981,355
425	Markel Corp.*	563,057
1,225	MarketAxess Holdings, Inc.	328,202
16,620	Marsh & McLennan Cos., Inc.	2,878,252
19,952	MetLife, Inc.	1,530,318
5,267	Moody’s Corp.	1,570,988
44,255	Morgan Stanley	4,118,813

Shares	Description	Value

Common Stocks – (continued)
Financials – (continued)
846	Morningstar, Inc.	$ 207,380
2,607	MSCI, Inc.	1,323,913
11,375	Nasdaq, Inc.	778,732
15,078	New York Community Bancorp, Inc.	140,979
6,678	Northern Trust Corp.	621,789
9,631	Old National Bancorp	184,048
9,542	Old Republic International Corp.	233,779
3,768	OneMain Holdings, Inc.	148,308
2,473	Pinnacle Financial Partners, Inc.	207,460
13,615	PNC Financial Services Group, Inc. (The)	2,290,860
2,459	Popular, Inc. (Puerto Rico)	179,556
1,243	Primerica, Inc.	185,244
8,281	Principal Financial Group, Inc.	742,640
19,488	Progressive Corp. (The)	2,575,339
2,917	Prosperity Bancshares, Inc.	220,438
12,425	Prudential Financial, Inc.	1,342,273
6,507	Raymond James Financial, Inc.	760,668
31,053	Regions Financial Corp.	720,740
2,198	Reinsurance Group of America, Inc.	317,391
1,435	RenaissanceRe Holdings Ltd. (Bermuda)	271,086
15,507	Rithm Capital Corp. REIT	140,338
1,451	RLI Corp.	188,732
19,454	Robinhood Markets, Inc., Class A*	186,564
3,624	Rocket Cos., Inc., Class A	30,079
2,788	Ryan Specialty Holdings, Inc.*	112,301
11,121	S&P Global, Inc.	3,923,489
4,058	SEI Investments Co.	252,732
1,977	Selective Insurance Group, Inc.	190,029
2,065	Signature Bank	288,067
8,311	SLM Corp.	145,110
25,159	SoFi Technologies, Inc.*	121,518
2,487	SouthState Corp.	218,483
9,717	Starwood Property Trust, Inc. REIT	208,041
11,585	State Street Corp.	922,977
3,345	Stifel Financial Corp.	214,916
1,956	SVB Financial Group*	453,362
16,007	Synchrony Financial	601,543
4,615	Synovus Financial Corp.	194,430
7,402	T. Rowe Price Group, Inc.	924,584
1,727	TFS Financial Corp.	23,574
2,024	TPG, Inc.	67,399

GOLDMAN SACHS MARKETBETA® U.S. 1000 EQUITY ETF

Schedule of Investments (continued)

November 30, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Financials – (continued)
3,563	Tradeweb Markets, Inc., Class A	$ 218,982
7,895	Travelers Cos., Inc. (The)	1,498,550
44,027	Truist Financial Corp.	2,060,904
4,399	United Bankshares, Inc.	188,673
5,837	Unum Group	246,205
44,750	US Bancorp	2,031,202
2,721	UWM Holdings Corp.	12,108
14,262	Valley National Bancorp	180,557
3,274	Virtu Financial, Inc., Class A	72,617
3,238	Voya Financial, Inc.	213,643
6,676	W R Berkley Corp.	509,245
5,809	Webster Financial Corp.	315,661
126,604	Wells Fargo & Co.	6,070,662
3,525	Western Alliance Bancorp	241,604
3,643	Willis Towers Watson PLC	896,761
2,000	Wintrust Financial Corp.	182,860
4,951	Zions Bancorp NA	256,561

		145,122,111

Health Care – 14.9%
2,937	10X Genomics, Inc., Class A*	113,544
58,087	Abbott Laboratories	6,248,999
59,009	AbbVie, Inc.	9,511,071
1,483	ABIOMED, Inc.*	560,263
2,980	Acadia Healthcare Co., Inc.*	265,399
9,859	Agilent Technologies, Inc.	1,527,948
7,059	agilon health, Inc.*	123,956
2,444	Align Technology, Inc.*	480,637
3,990	Alnylam Pharmaceuticals, Inc.*	880,154
1,062	Amedisys, Inc.*	96,738
5,137	AmerisourceBergen Corp.	876,834
17,838	Amgen, Inc.	5,108,803
3,105	Apellis Pharmaceuticals, Inc.*	155,033
3,365	Arrowhead Pharmaceuticals, Inc.*	108,353
21,544	Avantor, Inc.*	480,000
2,460	Azenta, Inc.	148,117
1,437	Bausch + Lomb Corp.*	21,742
16,789	Baxter International, Inc.	949,082
9,515	Becton Dickinson and Co.	2,372,470
4,816	Biogen, Inc.*	1,469,699
6,148	BioMarin Pharmaceutical, Inc.*	620,825

Shares	Description	Value

Common Stocks – (continued)
Health Care – (continued)
704	Bio-Rad Laboratories, Inc., Class A*	$ 291,956
5,200	Bio-Techne Corp.	441,948
1,969	Blueprint Medicines Corp.*	94,098
47,714	Boston Scientific Corp.*	2,160,013
71,294	Bristol-Myers Squibb Co.	5,723,482
3,397	Bruker Corp.	228,992
8,702	Cardinal Health, Inc.	697,639
5,690	Catalent, Inc.*	285,240
18,924	Centene Corp.*	1,647,334
1,681	Charles River Laboratories International, Inc.*	384,226
488	Chemed Corp.	253,760
10,156	Cigna Corp.	3,340,207
1,640	Cooper Cos., Inc. (The)	518,814
43,731	CVS Health Corp.	4,455,314
22,112	Danaher Corp.	6,045,642
1,745	DaVita, Inc.*	128,659
7,163	DENTSPLY SIRONA, Inc.	216,752
13,032	Dexcom, Inc.*	1,515,361
3,064	Doximity, Inc., Class A*	104,145
20,537	Edwards Lifesciences Corp.*	1,586,483
14,817	Elanco Animal Health, Inc.*	190,695
8,005	Elevance Health, Inc.	4,266,025
28,232	Eli Lilly & Co.	10,476,331
3,255	Encompass Health Corp.	190,352
5,431	Envista Holdings Corp.*	185,306
5,858	Exact Sciences Corp.*	263,317
10,514	Exelixis, Inc.*	179,579
41,854	Gilead Sciences, Inc.	3,676,037
2,547	Globus Medical, Inc., Class A*	188,198
3,257	Guardant Health, Inc.*	170,471
4,554	Halozyme Therapeutics, Inc.*	260,762
7,175	HCA Healthcare, Inc.	1,723,578
2,760	HealthEquity, Inc.*	175,205
4,478	Henry Schein, Inc.*	362,360
8,237	Hologic, Inc.*	627,330
7,628	Horizon Therapeutics PLC*	765,012
4,175	Humana, Inc.	2,295,832
2,754	IDEXX Laboratories, Inc.*	1,172,846
5,242	Illumina, Inc.*	1,143,175
6,145	Incyte Corp.*	489,572
947	Inspire Medical Systems, Inc.*	228,767

GOLDMAN SACHS MARKETBETA® U.S. 1000 EQUITY ETF

Schedule of Investments (continued)

November 30, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Health Care – (continued)
2,306	Insulet Corp.*	$ 690,347
2,423	Integra LifeSciences Holdings Corp.*	133,120
2,367	Intellia Therapeutics, Inc.*	121,806
2,876	Intra-Cellular Therapies, Inc.*	155,937
11,879	Intuitive Surgical, Inc.*	3,211,963
4,554	Ionis Pharmaceuticals, Inc.*	185,758
6,080	IQVIA Holdings, Inc.*	1,325,562
2,031	Jazz Pharmaceuticals PLC*	318,684
87,775	Johnson & Johnson	15,623,950
907	Karuna Therapeutics, Inc.*	213,426
3,014	Laboratory Corp. of America Holdings	725,470
2,240	Lantheus Holdings, Inc.*	139,059
989	LHC Group, Inc.*	161,612
3,653	Maravai LifeSciences Holdings, Inc., Class A*	54,357
1,616	Masimo Corp.*	234,223
4,689	McKesson Corp.	1,789,697
791	Medpace Holdings, Inc.*	166,023
44,365	Medtronic PLC	3,506,610
84,285	Merck & Co., Inc.	9,281,464
742	Mettler-Toledo International, Inc.*	1,090,413
1,663	Mirati Therapeutics, Inc.*	151,965
11,391	Moderna, Inc.*	2,003,791
1,923	Molina Healthcare, Inc.*	647,609
2,974	Natera, Inc.*	122,291
3,159	Neurocrine Biosciences, Inc.*	401,382
3,452	Novocure Ltd.*	265,252
4,219	Oak Street Health, Inc.*	91,215
1,452	Omnicell, Inc.*	74,938
5,173	Option Care Health, Inc.*	155,759
8,492	Organon & Co.	220,962
1,196	Penumbra, Inc.*	250,574
4,204	PerkinElmer, Inc.	587,425
4,477	Perrigo Co. PLC	144,294
187,367	Pfizer, Inc.	9,392,708
7,578	QIAGEN NV*	375,414
3,866	Quest Diagnostics, Inc.	586,975
1,647	QuidelOrtho Corp.*	144,294
6,555	R1 RCM, Inc.*	59,323
3,485	Regeneron Pharmaceuticals, Inc.*	2,619,674
1,842	Repligen Corp.*	329,423
4,847	ResMed, Inc.	1,115,779

Shares	Description	Value

Common Stocks – (continued)
Health Care – (continued)
12,309	Royalty Pharma PLC, Class A	$ 541,227
2,790	Sarepta Therapeutics, Inc.*	342,640
4,539	Seagen, Inc.*	550,989
1,181	Shockwave Medical, Inc.*	299,502
2,423	Signify Health, Inc., Class A*	69,346
3,331	STERIS PLC	618,700
11,108	Stryker Corp.	2,598,050
3,408	Syneos Health, Inc.*	120,234
2,134	Tandem Diabetes Care, Inc.*	89,735
4,874	Teladoc Health, Inc.*	138,958
1,564	Teleflex, Inc.	366,164
3,547	Tenet Healthcare Corp.*	163,800
13,069	Thermo Fisher Scientific, Inc.	7,321,515
1,495	United Therapeutics Corp.*	418,435
31,145	UnitedHealth Group, Inc.	17,059,985
2,096	Universal Health Services, Inc., Class B	274,262
4,663	Veeva Systems, Inc., Class A*	887,649
8,552	Vertex Pharmaceuticals, Inc.*	2,705,853
40,402	Viatris, Inc.	445,634
1,993	Waters Corp.*	690,774
2,461	West Pharmaceutical Services, Inc.	577,498
7,003	Zimmer Biomet Holdings, Inc.	841,060
15,623	Zoetis, Inc.	2,408,129

		189,671,149

Industrials – 9.1%
18,482	3M Co.	2,328,178
4,260	A O Smith Corp.	258,752
1,086	Acuity Brands, Inc.	204,483
2,466	Advanced Drainage Systems, Inc.	239,843
4,649	AECOM	395,165
2,062	AGCO Corp.	273,669
3,444	Air Lease Corp.	133,007
4,218	Alaska Air Group, Inc.*	200,102
2,918	Allegion PLC	331,631
299	AMERCO	18,927
2,691	AMERCO*	169,990
21,424	American Airlines Group, Inc.*	309,148
7,626	AMETEK, Inc.	1,086,095
1,621	ASGN, Inc.*	146,863
947	Avis Budget Group, Inc.*	211,749

GOLDMAN SACHS MARKETBETA® U.S. 1000 EQUITY ETF

Schedule of Investments (continued)

November 30, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Industrials – (continued)
2,245	Axon Enterprise, Inc.*	$ 413,147
19,816	Boeing Co. (The)*	3,544,686
4,339	Booz Allen Hamilton Holding Corp.	461,670
5,124	Builders FirstSource, Inc.*	327,577
3,035	BWX Technologies, Inc.	184,801
773	CACI International, Inc., Class A*	241,408
1,712	Carlisle Cos., Inc.	450,444
28,068	Carrier Global Corp.	1,243,974
17,607	Caterpillar, Inc.	4,162,471
4,054	C.H. Robinson Worldwide, Inc.	406,292
8,760	ChargePoint Holdings, Inc.*	108,799
1,218	Chart Industries, Inc.*	174,162
2,863	Cintas Corp.	1,322,076
14,566	Clarivate PLC*	142,601
1,676	Clean Harbors, Inc.*	201,120
14,254	Copart, Inc.*	948,746
2,394	Core & Main, Inc., Class A*	49,795
13,439	CoStar Group, Inc.*	1,089,097
1,568	Crane Holdings Co.	166,114
71,346	CSX Corp.	2,332,301
4,690	Cummins, Inc.	1,177,940
1,276	Curtiss-Wright Corp.	225,405
9,278	Deere & Co.	4,091,598
21,353	Delta Air Lines, Inc.*	755,256
4,052	Donaldson Co., Inc.	246,848
4,773	Dover Corp.	677,527
8,344	Dun & Bradstreet Holdings, Inc.	112,310
13,252	Eaton Corp. PLC	2,166,039
1,619	EMCOR Group, Inc.	250,783
19,605	Emerson Electric Co.	1,877,571
4,070	Equifax, Inc.	803,296
5,436	Expeditors International of Washington, Inc.	630,902
1,685	Exponent, Inc.	174,246
19,167	Fastenal Co.	987,292
8,024	FedEx Corp.	1,462,133
11,694	Fortive Corp.	789,930
4,297	Fortune Brands Home & Security, Inc.	280,766
1,125	FTI Consulting, Inc.*	194,422
2,099	Generac Holdings, Inc.*	221,486
8,027	General Dynamics Corp.	2,025,935
36,279	General Electric Co.	3,118,906

Shares	Description	Value

Common Stocks – (continued)
Industrials – (continued)
5,525	Graco, Inc.	$ 386,584
3,897	GXO Logistics, Inc.*	182,613
1,363	HEICO Corp.	221,229
2,478	HEICO Corp., Class A	314,161
5,841	Hertz Global Holdings, Inc.*	100,465
2,795	Hexcel Corp.	167,560
22,449	Honeywell International, Inc.	4,928,678
12,542	Howmet Aerospace, Inc.	472,457
1,784	Hubbell, Inc.	453,243
1,304	Huntington Ingalls Industries, Inc.	302,476
4,444	IAA, Inc.*	166,072
2,516	IDEX Corp.	597,525
9,076	Illinois Tool Works, Inc.	2,064,518
13,446	Ingersoll Rand, Inc.	725,681
2,746	ITT, Inc.	232,092
4,217	Jacobs Solutions, Inc.	533,619
2,750	J.B. Hunt Transport Services, Inc.	505,698
22,929	Johnson Controls International PLC	1,523,403
4,594	KBR, Inc.	237,372
5,018	Knight-Swift Transportation Holdings, Inc.	278,148
6,366	L3Harris Technologies, Inc.	1,445,591
1,205	Landstar System, Inc.	208,441
4,513	Leidos Holdings, Inc.	493,406
1,069	Lennox International, Inc.	278,400
1,909	Lincoln Electric Holdings, Inc.	282,303
8,854	Lockheed Martin Corp.	4,295,872
10,050	Lyft, Inc., Class A*	112,761
1,714	ManpowerGroup, Inc.	150,009
7,501	Masco Corp.	380,901
1,954	MasTec, Inc.*	177,482
6,727	MDU Resources Group, Inc.	211,833
1,780	Middleby Corp. (The)*	256,658
1,235	MSA Safety, Inc.	174,147
1,524	MSC Industrial Direct Co., Inc., Class A	130,805
1,703	Nordson Corp.	402,742
7,839	Norfolk Southern Corp.	2,010,704
4,652	Northrop Grumman Corp.	2,480,865
5,527	nVent Electric PLC	221,135
3,375	Old Dominion Freight Line, Inc.	1,021,309
2,165	Oshkosh Corp.	199,332
14,035	Otis Worldwide Corp.	1,095,993

GOLDMAN SACHS MARKETBETA® U.S. 1000 EQUITY ETF

Schedule of Investments (continued)

November 30, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Industrials – (continued)
3,190	Owens Corning	$ 283,400
10,589	PACCAR, Inc.	1,121,481
4,270	Parker-Hannifin Corp.	1,276,474
5,462	Pentair PLC	249,996
19,121	Plug Power, Inc.*	305,171
4,716	Quanta Services, Inc.	706,834
49,281	Raytheon Technologies Corp.	4,865,020
949	RBC Bearings, Inc.*	224,885
2,211	Regal Rexnord Corp.	289,884
6,877	Republic Services, Inc.	957,897
3,561	Robert Half International, Inc.	280,536
3,849	Rockwell Automation, Inc.	1,016,983
8,391	Rollins, Inc.	339,332
3,594	RXO, Inc.*	68,286
880	Saia, Inc.*	214,359
1,826	Science Applications International Corp.	201,061
5,153	Sensata Technologies Holding PLC	232,400
1,483	SiteOne Landscape Supply, Inc.*	186,161
1,750	Snap-on, Inc.	421,050
19,744	Southwest Airlines Co.*	787,983
4,917	Stanley Black & Decker, Inc.	401,817
3,036	Stericycle, Inc.*	158,267
6,869	Sunrun, Inc.*	223,792
493	Symbotic, Inc.*	5,448
1,764	Tetra Tech, Inc.	272,697
7,029	Textron, Inc.	501,730
2,191	Timken Co. (The)	166,472
3,455	Toro Co. (The)	383,470
7,702	Trane Technologies PLC	1,374,191
1,710	TransDigm Group, Inc.	1,074,735
6,405	TransUnion	404,027
3,665	Trex Co., Inc.*	168,187
1,225	TriNet Group, Inc.*	88,776
63,443	Uber Technologies, Inc.*	1,848,729
20,813	Union Pacific Corp.	4,525,371
10,876	United Airlines Holdings, Inc.*	480,393
24,442	United Parcel Service, Inc., Class B	4,637,381
2,325	United Rentals, Inc.*	820,795
697	Valmont Industries, Inc.	236,046
5,195	Verisk Analytics, Inc.	954,373
10,261	Vertiv Holdings Co.	142,115

Shares	Description	Value

Common Stocks – (continued)
Industrials – (continued)
13,786	Waste Management, Inc.	$ 2,312,188
1,101	Watsco, Inc.	296,147
1,679	WESCO International, Inc.*	216,457
5,815	Westinghouse Air Brake Technologies Corp.	587,838
6,971	WillScot Mobile Mini Holdings Corp.*	336,072
1,993	Woodward, Inc.	190,929
1,515	W.W. Grainger, Inc.	913,636
3,719	XPO Logistics, Inc.*	143,628
5,998	Xylem, Inc.	673,875

		115,542,532

Information Technology – 26.0%
22,176	Accenture PLC, Class A	6,673,424
15,494	Adobe, Inc.*	5,344,345
53,663	Advanced Micro Devices, Inc.*	4,165,859
6,258	Affirm Holdings, Inc.*	87,111
5,220	Akamai Technologies, Inc.*	495,169
4,075	Amdocs Ltd.	362,105
19,760	Amphenol Corp., Class A	1,589,297
17,124	Analog Devices, Inc.	2,943,787
2,893	ANSYS, Inc.*	735,690
1,330	Appian Corp., Class A*	50,580
536,480	Apple, Inc.	79,415,134
28,635	Applied Materials, Inc.	3,138,396
3,994	AppLovin Corp., Class A*	57,554
7,823	Arista Networks, Inc.*	1,089,744
2,130	Arrow Electronics, Inc.*	231,616
1,751	Asana, Inc., Class A*	31,798
964	Aspen Technology, Inc.*	222,202
4,767	Atlassian Corp., Class A*	627,099
7,198	Autodesk, Inc.*	1,453,636
13,853	Automatic Data Processing, Inc.	3,659,131
7,189	Bentley Systems, Inc., Class B	284,756
3,326	Bill.com Holdings, Inc.*	400,517
5,035	Black Knight, Inc.*	312,120
1,827	Blackline, Inc.*	123,670
17,516	Block, Inc.*	1,187,059
13,213	Broadcom, Inc.	7,280,759
5,128	Broadridge Financial Solutions, Inc.	764,636
9,050	Cadence Design Systems, Inc.*	1,556,962
4,919	CCC Intelligent Solutions Holdings, Inc.*	45,255

GOLDMAN SACHS MARKETBETA® U.S. 1000 EQUITY ETF

Schedule of Investments (continued)

November 30, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Information Technology – (continued)
4,500	CDW Corp.	$ 848,880
4,813	Ceridian HCM Holding, Inc.*	329,402
4,889	Ciena Corp.*	219,809
125,464	Cisco Systems, Inc.	6,238,070
8,781	Cloudflare, Inc., Class A*	431,498
5,589	Cognex Corp.	278,220
17,280	Cognizant Technology Solutions Corp., Class A	1,074,989
3,683	Coherent Corp.*	135,056
1,261	Concentrix Corp.	154,321
3,775	Confluent, Inc., Class A*	86,938
25,492	Corning, Inc.	870,042
2,520	Coupa Software, Inc.*	159,365
7,034	Crowdstrike Holdings, Inc., Class A*	827,550
8,840	Datadog, Inc., Class A*	669,895
8,338	Dell Technologies, Inc., Class C	373,459
1,592	DigitalOcean Holdings, Inc.*	47,489
2,959	Dlocal Ltd. (Uruguay) *	43,201
6,598	DocuSign, Inc.*	310,568
2,017	Dolby Laboratories, Inc., Class A	151,013
9,107	Dropbox, Inc., Class A*	214,561
7,619	DXC Technology Co.*	226,056
6,707	Dynatrace, Inc.*	259,896
2,575	Elastic NV*	157,564
4,428	Enphase Energy, Inc.*	1,419,573
4,944	Entegris, Inc.	382,122
1,856	EPAM Systems, Inc.*	684,084
1,571	Euronet Worldwide, Inc.*	146,024
1,065	ExlService Holdings, Inc.*	199,368
1,979	F5, Inc.*	305,973
824	Fair Isaac Corp.*	510,649
20,127	Fidelity National Information Services, Inc.	1,460,818
3,376	First Solar, Inc.*	582,461
19,739	Fiserv, Inc.*	2,059,962
2,310	Five9, Inc.*	148,094
2,431	FleetCor Technologies, Inc.*	476,962
15,100	Flex Ltd.*	331,898
22,297	Fortinet, Inc.*	1,185,309
2,566	Gartner, Inc.*	899,049
19,530	Gen Digital, Inc.	448,409
6,072	Genpact Ltd.	279,980

Shares	Description	Value

Common Stocks – (continued)
Information Technology – (continued)
2,345	Gitlab, Inc., Class A*	$ 92,745
9,175	Global Payments, Inc.	952,181
2,360	GLOBALFOUNDRIES, Inc.*	151,866
1,388	Globant SA*	260,083
5,195	GoDaddy, Inc., Class A*	411,080
2,789	Guidewire Software, Inc.*	165,416
2,240	HashiCorp, Inc., Class A*	61,152
42,860	Hewlett Packard Enterprise Co.	719,191
33,553	HP, Inc.	1,007,932
1,525	HubSpot, Inc.*	462,121
3,671	Informatica, Inc., Class A*	63,068
137,129	Intel Corp.	4,123,469
30,149	International Business Machines Corp.	4,489,186
9,157	Intuit, Inc.	3,732,302
1,061	IPG Photonics Corp.*	96,583
4,407	Jabil, Inc.	318,141
2,421	Jack Henry & Associates, Inc.	458,416
10,637	Juniper Networks, Inc.	353,574
5,929	Keysight Technologies, Inc.*	1,072,497
4,720	KLA Corp.	1,855,668
4,557	Lam Research Corp.	2,152,636
4,528	Lattice Semiconductor Corp.*	329,774
812	Littelfuse, Inc.	200,158
2,209	Lumentum Holdings, Inc.*	121,362
2,069	Manhattan Associates, Inc.*	260,570
14,872	Marqeta, Inc., Class A*	99,494
28,358	Marvell Technology, Inc.	1,319,214
28,384	Mastercard, Inc., Class A	10,116,058
2,001	Maximus, Inc.	140,670
18,091	Microchip Technology, Inc.	1,432,626
36,773	Micron Technology, Inc.	2,119,963
245,388	Microsoft Corp.	62,608,294
2,208	MKS Instruments, Inc.	185,163
510	Monday.com Ltd.*	54,825
2,206	MongoDB, Inc.*	336,834
1,487	Monolithic Power Systems, Inc.	567,975
5,553	Motorola Solutions, Inc.	1,511,527
4,384	National Instruments Corp.	179,832
2,441	nCino, Inc.*	63,759
7,240	NetApp, Inc.	489,496
7,531	Nutanix, Inc., Class A*	212,826

GOLDMAN SACHS MARKETBETA® U.S. 1000 EQUITY ETF

Schedule of Investments (continued)

November 30, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Information Technology – (continued)
79,817	NVIDIA Corp.	$ 13,507,431
4,952	Okta, Inc.*	264,041
14,403	ON Semiconductor Corp.*	1,083,106
51,573	Oracle Corp.	4,282,106
56,831	Palantir Technologies, Inc., Class A*	426,232
9,789	Palo Alto Networks, Inc.*	1,663,151
10,755	Paychex, Inc.	1,333,943
1,700	Paycom Software, Inc.*	576,470
1,807	Paycor HCM, Inc.*	52,258
1,348	Paylocity Holding Corp.*	293,635
38,519	PayPal Holdings, Inc.*	3,020,275
2,291	Procore Technologies, Inc.*	112,190
3,586	PTC, Inc.*	456,175
9,331	Pure Storage, Inc., Class A*	272,372
3,425	Qorvo, Inc.*	339,931
37,465	QUALCOMM, Inc.	4,738,948
3,317	Qualtrics International, Inc., Class A*	34,032
1,151	Qualys, Inc.*	141,941
2,795	RingCentral, Inc., Class A*	103,583
3,525	Roper Technologies, Inc.	1,547,087
32,365	Salesforce, Inc.*	5,186,491
3,205	Samsara, Inc., Class A*	30,544
6,461	Seagate Technology Holdings PLC	342,239
6,679	SentinelOne, Inc., Class A*	96,845
6,733	ServiceNow, Inc.*	2,802,948
1,114	Silicon Laboratories, Inc.*	162,020
5,342	Skyworks Solutions, Inc.	510,802
4,233	Smartsheet, Inc., Class A*	130,122
9,030	Snowflake, Inc., Class A*	1,290,387
1,841	SolarEdge Technologies, Inc.*	550,201
5,399	Splunk, Inc.*	419,394
7,447	SS&C Technologies Holdings, Inc.	400,351
4,558	Switch, Inc., Class A	156,111
1,315	Synaptics, Inc.*	139,351
5,080	Synopsys, Inc.*	1,724,863
1,401	TD SYNNEX Corp.	143,322
10,666	TE Connectivity Ltd. (Switzerland)	1,345,196
1,541	Teledyne Technologies, Inc.*	647,374
3,659	Tenable Holdings, Inc.*	139,701
5,216	Teradyne, Inc.	487,435
30,491	Texas Instruments, Inc.	5,502,406

Shares	Description	Value

Common Stocks – (continued)
Information Technology – (continued)
2,848	Thoughtworks Holding, Inc.*	$ 25,974
9,524	Toast, Inc., Class A*	174,861
8,233	Trimble, Inc.*	491,922
5,730	Twilio, Inc., Class A*	280,885
1,370	Tyler Technologies, Inc.*	469,554
138	Ubiquiti, Inc.	41,404
10,288	UiPath, Inc., Class A*	128,291
6,954	Unity Software, Inc.*	274,753
1,456	Universal Display Corp.	163,975
3,111	VeriSign, Inc.*	621,609
54,316	Visa, Inc., Class A	11,786,572
7,546	VMware, Inc., Class A*	916,764
10,426	Western Digital Corp.*	383,156
12,756	Western Union Co. (The)	187,003
1,448	WEX, Inc.*	244,915
4,118	Wolfspeed, Inc.*	374,409
6,641	Workday, Inc., Class A*	1,115,024
1,720	Zebra Technologies Corp., Class A*	464,882
7,351	Zoom Video Communications, Inc., Class A*	554,486
2,830	Zscaler, Inc.*	377,664

		330,842,828

Materials – 2.8%
7,385	Air Products and Chemicals, Inc.	2,290,532
3,906	Albemarle Corp.	1,085,829
5,960	Alcoa Corp.	298,775
49,624	Amcor PLC	612,856
2,169	AptarGroup, Inc.	230,218
1,664	Ashland, Inc.	186,152
2,697	Avery Dennison Corp.	521,411
7,348	Axalta Coating Systems Ltd.*	197,220
10,420	Ball Corp.	584,354
4,144	Berry Global Group, Inc.	242,838
3,301	Celanese Corp.	354,197
6,629	CF Industries Holdings, Inc.	717,192
16,990	Cleveland-Cliffs, Inc.*	263,005
24,002	Corteva, Inc.	1,611,974
3,976	Crown Holdings, Inc.	326,867
23,953	Dow, Inc.	1,220,884
15,327	DuPont de Nemours, Inc.	1,080,707
1,241	Eagle Materials, Inc.	169,198

GOLDMAN SACHS MARKETBETA® U.S. 1000 EQUITY ETF

Schedule of Investments (continued)

November 30, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Materials – (continued)
4,083	Eastman Chemical Co.	$ 353,669
8,434	Ecolab, Inc.	1,263,666
4,186	FMC Corp.	546,859
47,518	Freeport-McMoRan, Inc.	1,891,216
36,174	Ginkgo Bioworks Holdings, Inc.*	71,986
10,176	Graphic Packaging Holding Co.	233,845
6,061	Huntsman Corp.	168,375
8,510	International Flavors & Fragrances, Inc.	900,528
12,048	International Paper Co.	447,222
16,433	Linde PLC (United Kingdom)	5,529,376
5,940	Livent Corp.*	166,261
2,425	Louisiana-Pacific Corp.	154,715
8,514	LyondellBasell Industries NV, Class A	723,775
2,070	Martin Marietta Materials, Inc.	758,614
11,500	Mosaic Co. (The)	589,950
3,430	MP Materials Corp.*	114,048
26,479	Newmont Corp.	1,256,958
8,689	Nucor Corp.	1,302,916
4,513	Olin Corp.	257,151
3,081	Packaging Corp. of America	418,677
7,837	PPG Industries, Inc.	1,059,719
1,994	Reliance Steel & Aluminum Co.	421,312
2,187	Royal Gold, Inc.	245,666
4,251	RPM International, Inc.	440,489
4,817	Sealed Air Corp.	256,409
7,936	Sherwin-Williams Co. (The)	1,977,492
3,241	Sonoco Products Co.	198,900
2,847	Southern Copper Corp. (Peru)	173,724
5,752	Steel Dynamics, Inc.	597,805
7,029	United States Steel Corp.	184,792
5,895	Valvoline, Inc.	194,417
4,325	Vulcan Materials Co.	792,902
1,080	Westlake Corp.	116,262
8,371	Westrock Co.	317,428

		36,121,333

Real Estate – 3.0%
2,645	Agree Realty Corp. REIT	185,018
5,400	Alexandria Real Estate Equities, Inc. REIT	840,294
9,405	American Homes 4 Rent, Class A REIT	311,023
15,515	American Tower Corp. REIT	3,432,694

Shares	Description	Value

Common Stocks – (continued)
Real Estate – (continued)
8,984	Americold Realty Trust, Inc. REIT	$ 268,172
5,134	Apartment Income REIT Corp. REIT	195,349
4,572	AvalonBay Communities, Inc. REIT	799,643
4,769	Boston Properties, Inc. REIT	343,750
9,950	Brixmor Property Group, Inc. REIT	230,641
3,524	Camden Property Trust REIT	424,043
10,302	CBRE Group, Inc., Class A*	820,039
5,032	Cousins Properties, Inc. REIT	132,744
14,402	Crown Castle, Inc. REIT	2,036,875
7,452	CubeSmart REIT	308,438
9,592	Digital Realty Trust, Inc. REIT	1,078,716
5,675	Douglas Emmett, Inc. REIT	98,291
1,434	EastGroup Properties, Inc. REIT	222,614
3,033	Equinix, Inc. REIT	2,094,742
5,683	Equity LifeStyle Properties, Inc. REIT	377,465
12,183	Equity Residential REIT	790,189
2,160	Essex Property Trust, Inc. REIT	476,021
4,406	Extra Space Storage, Inc. REIT	708,000
2,681	Federal Realty Investment Trust REIT	297,859
4,394	First Industrial Realty Trust, Inc. REIT	222,117
8,190	Gaming and Leisure Properties, Inc. REIT	430,876
12,673	Healthcare Realty Trust, Inc. REIT	260,177
17,968	Healthpeak Properties, Inc. REIT	471,840
23,611	Host Hotels & Resorts, Inc. REIT	447,192
20,340	Invitation Homes, Inc. REIT	663,694
9,626	Iron Mountain, Inc. REIT	522,981
1,573	Jones Lang LaSalle, Inc.*	264,531
3,853	Kilroy Realty Corp. REIT	166,527
20,206	Kimco Realty Corp. REIT	463,122
2,886	Lamar Advertising Co., Class A REIT	289,004
2,800	Life Storage, Inc. REIT	300,972
19,751	Medical Properties Trust, Inc. REIT	259,133
3,832	Mid-America Apartment Communities, Inc. REIT	631,820
5,867	National Retail Properties, Inc. REIT	271,994
2,841	National Storage Affiliates Trust REIT	113,100
7,792	Omega Healthcare Investors, Inc. REIT	235,942
30,766	Prologis, Inc. REIT	3,623,927
5,083	Public Storage REIT	1,514,531
4,849	Rayonier, Inc. REIT	173,982
20,586	Realty Income Corp. REIT	1,298,359

GOLDMAN SACHS MARKETBETA® U.S. 1000 EQUITY ETF

Schedule of Investments (continued)

November 30, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Real Estate – (continued)
5,666	Regency Centers Corp. REIT	$ 376,392
5,709	Rexford Industrial Realty, Inc. REIT	315,651
3,567	SBA Communications Corp. REIT	1,067,603
10,852	Simon Property Group, Inc. REIT	1,296,163
4,529	Spirit Realty Capital, Inc. REIT	187,591
5,979	STAG Industrial, Inc. REIT	196,769
8,633	STORE Capital Corp. REIT	275,393
4,047	Sun Communities, Inc. REIT	594,504
10,790	UDR, Inc. REIT	447,461
13,287	Ventas, Inc. REIT	618,244
32,122	VICI Properties, Inc. REIT	1,098,572
5,895	Vornado Realty Trust REIT	149,085
15,471	Welltower, Inc. REIT	1,098,905
24,664	Weyerhaeuser Co. REIT	806,759
6,340	W.P. Carey, Inc. REIT	499,592
1,375	Zillow Group, Inc., Class A*	51,425
5,402	Zillow Group, Inc., Class C*	205,168

		38,383,718

Utilities – 2.9%
21,856	AES Corp. (The)	632,076
8,361	Alliant Energy Corp.	470,724
8,568	Ameren Corp.	765,294
17,147	American Electric Power Co., Inc.	1,659,830
6,060	American Water Works Co., Inc.	919,666
4,637	Atmos Energy Corp.	557,367
2,364	Avangrid, Inc.	101,108
4,257	Brookfield Renewable Corp., Class A	138,821
20,959	CenterPoint Energy, Inc.	652,034
1,153	Clearway Energy, Inc., Class A	37,957
2,719	Clearway Energy, Inc., Class C	96,361
9,654	CMS Energy Corp.	589,570
11,831	Consolidated Edison, Inc.	1,159,911
10,907	Constellation Energy Corp.	1,048,381
27,766	Dominion Energy, Inc.	1,696,780
6,421	DTE Energy Co.	744,900
25,688	Duke Energy Corp.	2,567,002
12,735	Edison International	848,915
6,769	Entergy Corp.	787,032
7,893	Essential Utilities, Inc.	380,758
7,560	Evergy, Inc.	447,628

Shares	Description	Value

Common Stocks – (continued)
Utilities – (continued)
11,459	Eversource Energy	$ 949,493
32,792	Exelon Corp.	1,356,605
18,116	FirstEnergy Corp.	747,104
1,678	IDACORP, Inc.	185,469
3,008	National Fuel Gas Co.	199,220
2,790	NextEra Energy Partners LP	224,567
65,494	NextEra Energy, Inc.	5,547,342
13,503	NiSource, Inc.	377,274
7,785	NRG Energy, Inc.	330,473
6,668	OGE Energy Corp.	269,787
53,660	PG&E Corp.*	842,462
3,766	Pinnacle West Capital Corp.	294,953
24,110	PPL Corp.	711,727
16,638	Public Service Enterprise Group, Inc.	1,007,431
10,498	Sempra Energy	1,744,663
35,194	Southern Co. (The)	2,380,522
2,151	Southwest Gas Holdings, Inc.	147,257
6,952	UGI Corp.	268,695
13,828	Vistra Corp.	336,435
10,524	WEC Energy Group, Inc.	1,043,349
18,237	Xcel Energy, Inc.	1,280,602

		36,547,545

TOTAL COMMON STOCKS (Cost $461,778,687)		$1,268,167,958

Shares	Description	Rate	Value

Preferred Stock – 0.0%
Communication Services – 0.0%
17,235	AMC Entertainment Holdings, Inc.*	0.00%	$ 16,749
(Cost $94,691)

TOTAL INVESTMENTS – 99.7% (Cost $461,873,378)			$1,268,184,707

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.3%			3,993,608

NET ASSETS – 100.0%			$1,272,178,315

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

GOLDMAN SACHS MARKETBETA® U.S. 1000 EQUITY ETF

Schedule of Investments (continued)

November 30, 2022 (Unaudited)

*	Non-income producing security.

(a)	Represents an affiliated issuer.

Investment Abbreviations:
LP	— Limited Partnership
PLC	— Public Limited Company
REIT	— Real Estate Investment Trust

GOLDMAN SACHS MARKETBETA® U.S. 1000 EQUITY ETF

Schedule of Investments (continued)

November 30, 2022 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

Investment Valuation — The Fund’s valuation policy is to value investments at fair value.

Investments and Fair Value Measurements — U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Fund’s policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The level in the fair value hierarchy within which the fair value measurement in its entirety falls shall be determined based on the lowest level input that is significant to the fair value measurement in its entirety. The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Fund including investments for which market quotations are not readily available. With respect to the Fund’s investments that do not have readily available market quotations, the Trustees have designated GSAM as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940 (the “Valuation Designee”). GSAM has day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Fund’s investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

A. Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by GSAM to not represent fair value, equity securities will be valued at the valid closing bid price for long positions and at the valid closing ask price for short positions (i.e. where there is sufficient volume, during normal exchange trading hours). If no valid bid/ask price is available, the equity security will be valued pursuant to the Valuation Procedures and consistent with applicable regulatory guidance. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. Certain equity securities containing unique attributes may be classified as Level 2.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price for long positions or the last ask price for short positions, and are generally classified as Level 2

B. Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of the Fund’s investments may be determined under the Valuation Procedures. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining the Fund’s NAV. To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investments are classified as Level 3 investments.

C. Fair Value Hierarchy — The following is a summary of the Fund’s investments classified in the fair value hierarchy as of November 30, 2022:

GOLDMAN SACHS MARKETBETA® U.S. 1000 EQUITY ETF

Schedule of Investments (continued)

November 30, 2022 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Fair Value Hierarchy — The following is a summary of the Fund’s investments classified in the fair value hierarchy as of November 30, 2022:

MARKETBETA® U.S. 1000 EQUITY ETF

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(a)
Asia	$1,280,197	$—	$—
Europe	7,122,269	—	—
North America	1,258,051,543	16,749	—
South America	1,713,949	—	—

Total	$1,268,167,958	$16,749	$—

(a)	Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of NAV. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile noted in table.

For further information regarding security characteristics, see the Schedule of Investments.

GOLDMAN SACHS MARKETBETA® U.S. 1000 EQUITY ETF

Schedule of Investments (continued)

November 30, 2022 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

The Fund’s risks include, but are not limited to, the following:

Derivatives Risk — The Fund’s use of derivatives may result in loss. Derivative instruments, which may pose risks in addition to and greater than those associated with investing directly in securities, currencies or other instruments, may be illiquid or less liquid, volatile, difficult to price and leveraged so that small changes in the value of the underlying instruments may produce disproportionate losses to the Fund. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments. Losses from derivatives can also result from a lack of correlation between changes in the value of derivative instruments and the portfolio assets (if any) being hedged.

Index Risk — Solactive AG (the “Index Provider”) constructs the Fund’s Index in accordance with a rules-based methodology. The Fund will be negatively affected by general declines in the securities and asset classes represented in its Index. In addition, because the Fund is not “actively” managed, unless a specific security is removed from an Index, the Fund generally would not sell a security because the security’s issuer was in financial trouble. Market disruptions and regulatory restrictions could have an adverse effect on the Fund’s ability to adjust its exposure to the required levels in order to track the Index. The Fund also does not attempt to take defensive positions under any market conditions, including declining markets. Therefore, the Fund’s performance could be lower than funds that may actively shift their portfolio assets to take advantage of market opportunities or to lessen the impact of a market decline or a decline in the value of one or more issuers. The Index Provider relies on third party data it believes to be reliable in constructing the Index, but it does not guarantee the accuracy or availability of such third party data. Errors in index data, index computation or the construction of an Index in accordance with its methodology may occur from time to time and may not be identified and corrected by the Index Provider for a period of time or at all, which may have an adverse impact on the Fund and its shareholders. In addition, neither the Fund, the Investment Adviser, the Calculation Agent nor the Index Provider can guarantee the availability or timeliness of the production of the Index.

Market and Credit Risks — In the normal course of business, the Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). The value of the securities in which the Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, acts of terrorism, social unrest, natural disasters, the spread of infectious illness or other public health threats could also significantly impact the Fund and its investments. Additionally, the Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

Market Trading Risk — The Fund faces numerous market trading risks, including disruptions to creations and redemptions, the existence of extreme market volatility or potential lack of an active trading market for Shares. If a shareholder purchases Shares at a time when the market price is at a premium to the NAV or sells Shares at a time when the market price is at a discount to the NAV, the shareholder may sustain losses. The Investment Adviser cannot predict whether Shares will trade below, at or above their NAV. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for Shares will be closely related to, but not identical to, the same forces influencing the prices of the securities of a Fund’s Index trading individually or in the aggregate at any point in time.

Tracking Error Risk — Tracking error is the divergence of the Fund’s performance from that of its Index. The performance of the Fund may diverge from that of its Index for a number of reasons. Tracking error may occur because of transaction costs, the Fund’s holding of cash, differences in accrual of dividends, changes to its Index or the need to meet new or existing regulatory requirements. Unlike the Fund, the returns of the Index are not reduced by investment and other operating expenses, including the trading costs associated with implementing changes to its portfolio of investments. Tracking error risk may be heightened during times of market volatility or other unusual market conditions.